Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net (loss) income	$ (2,574,642)	$ 1,623,367
Denominator:
Weighted average shares outstanding	3,336,745	12,278,562
Basic and diluted net (loss) income per share	$ (0.77)	$ 0.13